Borrowings (Tables)	12 Months Ended
Dec. 28, 2014
Borrowings [Abstract]
Schedule of Long-term Debt Instruments
The components of long-term debt are as follows:

(Dollars in Millions)	2014		Effective Rate %		2013		Effective Rate %
3 month LIBOR+0.09% FRN due 2014	$—		—%		750		0.33
1.20% Notes due 2014	—		—		999		1.24
2.15% Notes due 2016	898		2.22		898		2.22
3 month LIBOR+0.07% FRN due 2016	800		0.31		800		0.31
0.70% Notes due 2016	398		0.74		397		0.74
5.55% Debentures due 2017	1,000		5.55		1,000		5.55
1.125% Notes due 2017	697		1.15		—		—
5.15% Debentures due 2018	898		5.15		898		5.15
1.65% Notes due 2018	597		1.70		589		1.70
4.75% Notes due 2019 (1B Euro 1.2199)(2)/ (1B Euro 1.3683)(3)	1,216	(2)	5.83		1,363	(3)	5.83
1.875% Notes due 2019	497		1.93		—		—
3% Zero Coupon Convertible Subordinated Debentures due 2020	158		3.00		179		3.00
2.95% Debentures due 2020	543		3.15		542		3.15
3.55% Notes due 2021	446		3.67		446		3.67
2.45% Notes due 2021	349		2.48		—		—
6.73% Debentures due 2023	250		6.73		250		6.73
3.375% Notes due 2023	812	(5)	3.17		550		3.38
5.50% Notes due 2024 (500MM GBP 1.5542)(2)/(500MM GBP 1.6414)(3)	772	(2)	6.75		816	(3)	6.75
6.95% Notes due 2029	297		7.14		296		7.14
4.95% Debentures due 2033	500		4.95		500		4.95
4.375% Notes due 2033	865	(5)	4.23		646		4.42
5.95% Notes due 2037	995		5.99		995		5.99
5.85% Debentures due 2038	700		5.86		700		5.86
4.50% Debentures due 2040	539		4.63		539		4.63
4.85% Notes due 2041	298		4.89		298		4.89
4.50% Notes due 2043	499		4.52		499		4.52
Other	105		—		147		—
Subtotal	15,129	(4)	4.08%	(1)	15,097	(4)	4.00	(1)
Less current portion	7				1,769
Total long-term debt	$15,122				13,328

(1)	Weighted average effective rate.

(2)	Translation rate at December 28, 2014.

(3)	Translation rate at December 29, 2013.

(4)	The excess of the fair value over the carrying value of debt was $2.2 billion in 2014 and $1.4 billion in 2013.

(5)	Includes the reopening of these issues.

Aggregate maturities of long term obligations	Aggregate maturities of long-term obligations commencing in 2015 are:

(Dollars in Millions)
2015	2016	2017	2018	2019	After 2019
$7	2,152	1,722	1,496	1,713	8,039